Investments in Associates and Joint Ventures - Investments in Associates and Joint Ventures Accounted for using the Equity Method (Parenthetical) (Detail) ₩ / shares in Units, ₩ in Millions	12 Months Ended
	Dec. 31, 2017 KRW (₩) ₩ / shares shares	Dec. 31, 2017 USD ($) shares
SK China Company Ltd. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Value of shares in right issue | $		$ 100,000,000
SK Industrial Development China Co., Ltd. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Number of shares acquired pursuant to rights issue	2,107,037	2,107,037
HappyNarae Co., Ltd. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Price per shares acquired | ₩ / shares	₩ 17,212
Number of shares acquired	40,000	40,000
SKY Property Mgmt. Ltd. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Number of shares acquired pursuant to rights issue	8,101,884	8,101,884
S.M. Culture & Contents Co., Ltd [member]
Disclosure of investments in associates and joint ventures [Line Items]
Number of shares acquired	22,033,898	22,033,898
Number of shares acquired, purchase price | ₩	₩ 65,341